Document and Entity Information	9 Months Ended
	Sep. 30, 2013	Nov. 18, 2013
Document and Entity Information:
Entity Registrant Name	MINERALRITE Corp
Document Type	10-Q
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	This Amendment #1 to our Quarterly Report only furnishes the XBRL presentation not filed with the previous 10Q filed on August 19, 2013. No other changes, revisions, or updates were made to the original amended filing.
Entity Central Index Key	0001096296
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		55,239,900
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3